Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes and income taxes computed
	Year Ended December 31, 2021	Period from May 4, 2020 (inception) to December 31, 2020
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.1	6.9
Research and development credits	1.9	4.1
Non-deductible expenses	(2.3)	—
Change in valuation allowance	(27.7)	(32.0)
Effective tax rate	—%	—%

Schedule of deferred tax assets
	Year Ended December 31, 2021	Period from May 4, 2020 (inception) to December 31, 2020
Net operating loss carryforwards	$3,524,526	$583,157
Research and development credits	255,656	121,535
Other, net	351,836	104,129
Total gross deferred tax assets	4,132,018	808,821
Valuation allowance	(4,132,018)	(808,821)
Net deferred tax assets	$—	$—